Schedule of Investments (unaudited)	iShares® ESG Aware MSCI EM ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.8%
Americanas SA	1,927,400	$3,922,137
Atacadao SA	1,261,673	3,882,744
B3 SA - Brasil, Bolsa, Balcao	4,942,097	12,123,463
Banco do Brasil SA	1,282,450	8,718,787
Banco Santander Brasil SA	1,067,387	5,689,330
CCR SA.	3,249,021	7,394,170
Cosan SA	2,382,372	8,277,370
Localiza Rent a Car SA	1,041,198	12,058,543
Localiza Rent a Car SA, NVS(a)	3,423	37,684
Lojas Renner SA	2,322,235	10,359,629
Natura & Co. Holding SA.	1,638,374	3,697,064
Petroleo Brasileiro SA.	1,872,628	10,966,531
Rumo SA.	1,425,942	5,347,265
TOTVS SA	652,946	3,882,936
Ultrapar Participacoes SA	2,460,453	6,732,719
Vibra Energia SA	1,219,967	3,886,046
WEG SA	714,242	5,367,809
		112,344,227
Chile — 0.4%
Enel Americas SA	133,436,214	17,681,609

China — 28.7%

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,471,400	3,748,194
3SBio Inc.(b)	6,003,000	6,368,057
AAC Technologies Holdings Inc.(a)(c)	2,417,500	5,652,964
Alibaba Group Holding Ltd.(a)	9,361,668	101,884,469
Alibaba Health Information Technology Ltd.(a)	9,188,000	7,756,061
Baidu Inc.(a)	1,642,612	22,168,055
Bank of China Ltd., Class H	11,933,000	4,229,040
Bank of Communications Co. Ltd., Class A	5,648,100	3,783,328
BeiGene Ltd., ADR(a)	22,637	4,337,476
Bosideng International Holdings Ltd.	7,824,000	3,898,418
BYD Co. Ltd., Class A	157,555	5,976,543
BYD Co. Ltd., Class H	584,500	14,881,243
China Construction Bank Corp., Class A	7,078,500	5,626,477
China Construction Bank Corp., Class H	71,032,000	42,988,558
China Galaxy Securities Co. Ltd., Class A.	2,881,000	4,072,463
China International Capital Corp. Ltd., Class A	757,313	4,156,734
China International Capital Corp. Ltd., Class H(b)	2,827,200	5,262,803
China Lesso Group Holdings Ltd.	7,623,000	9,345,457
China Medical System Holdings Ltd.	5,602,000	8,204,913
China Mengniu Dairy Co. Ltd.	3,448,000	15,507,987
China Merchants Bank Co. Ltd., Class A	1,152,840	5,759,724
China Merchants Bank Co. Ltd., Class H	3,375,500	17,144,332
China Overseas Land & Investment Ltd.	1,570,500	4,291,431
China Resources Beer Holdings Co. Ltd.	1,300,000	9,008,039
China Resources Gas Group Ltd.	2,103,700	7,469,471
China Resources Land Ltd.	3,406,000	15,820,579
China Suntien Green Energy Corp. Ltd., Class H	92,000	38,366
China Tourism Group Duty Free Corp. Ltd.(a)(b)	158,100	3,971,248
China Vanke Co. Ltd., Class H	2,258,200	4,687,055
CMOC Group Ltd., Class A	11,538,300	7,686,097
CMOC Group Ltd., Class H	15,474,000	7,249,264
Contemporary Amperex Technology Co. Ltd., Class A	216,003	11,995,402
Country Garden Services Holdings Co. Ltd.	2,474,000	6,186,167
CSC Financial Co. Ltd., Class A	1,079,300	3,790,004
CSPC Pharmaceutical Group Ltd.	9,267,520	11,939,499
ENN Energy Holdings Ltd.	1,119,700	15,867,328
Security	Shares	Value

China (continued)
Far East Horizon Ltd.	5,591,000	$4,254,609
Fosun International Ltd.(c)	18,562,500	14,190,434
Ganfeng Lithium Group Co. Ltd., Class A	456,450	5,342,010
Geely Automobile Holdings Ltd.	2,832,000	4,232,177
GEM Co. Ltd., Class A	3,557,900	4,157,256
Genscript Biotech Corp.(a)	1,472,000	3,812,623
Greentown China Holdings Ltd.	2,603,000	4,418,897
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd., Class A	1,048,500	4,386,317
Hansoh Pharmaceutical Group Co. Ltd.(b)	2,378,000	4,514,369
Huadong Medicine Co. Ltd., Class A.	627,200	3,690,235
Huatai Securities Co. Ltd., Class A	3,946,002	7,367,136
Huatai Securities Co. Ltd., Class H(b)	3,172,600	3,686,652
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	642,200	4,116,015
Industrial & Commercial Bank of China Ltd., Class A	12,887,300	7,864,299
Industrial & Commercial Bank of China Ltd., Class H	40,523,000	20,310,065
Industrial Bank Co. Ltd., Class A	1,665,968	4,209,901
JD Health International Inc.(a)(b)	1,480,500	13,301,703
JD.com Inc., Class A	1,122,878	32,055,663
Jiumaojiu International Holdings Ltd.(b)	1,923,000	4,937,840
KE Holdings Inc., ADR(a)(c)	289,940	4,905,785
Kingdee International Software Group Co. Ltd.(a)	3,524,000	5,946,820
Koolearn Technology Holding Ltd.(a)(b)	716,000	3,758,314
Kuaishou Technology(a)(b)	852,100	6,419,973
Kunlun Energy Co. Ltd.	5,058,000	3,885,315
Lenovo Group Ltd.	14,180,000	12,110,369
Li Auto Inc.(a)	217,400	2,172,344
Li Auto Inc., ADR(a)	591,914	13,022,108
Li Ning Co. Ltd.	1,158,500	9,310,282
Longfor Group Holdings Ltd.(b)	1,475,500	4,495,532
LONGi Green Energy Technology Co. Ltd., Class A	656,448	4,316,688
Meituan, Class B(a)(b)	2,783,700	60,008,362
Microport Scientific Corp.(a)(c)	1,824,800	4,385,188
Ming Yang Smart Energy Group Ltd., Class A	1,007,000	3,852,656
NetEase Inc.	1,536,970	22,222,482
NIO Inc., ADR(a)(c)	1,187,145	15,171,713
Orient Securities Co. Ltd., Class A	3,135,988	4,000,486
Pinduoduo Inc., ADR(a)	253,687	20,812,482
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,562,400	3,971,685
Ping An Insurance Group Co. of China Ltd., Class H	3,754,500	23,180,293
Pop Mart International Group Ltd.(b)(c)	1,982,200	4,507,111
Postal Savings Bank of China Co. Ltd., Class A	10,129,400	6,451,446
Postal Savings Bank of China Co. Ltd., Class H(b)	8,535,000	5,161,742
Shandong Nanshan Aluminum Co. Ltd., Class A	7,581,900	3,765,960
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,284,800	4,814,804
Shanghai Electric Group Co. Ltd., Class A(a)	6,532,200	3,942,894
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	821,715	4,373,114
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,324,100	3,648,585
Shanghai Pharmaceuticals Holding Co. Ltd., Class H.	2,658,400	4,432,859
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class	84,400	3,927,567
Sungrow Power Supply Co. Ltd., Class A	460,667	7,660,442
Sunny Optical Technology Group Co. Ltd.	777,900	9,260,789
TCL Technology Group Corp., Class A	9,770,900	5,574,299
Tencent Holdings Ltd.	3,899,000	147,445,729
Tianqi Lithium Corp., Class A(a)	294,000	3,839,823
Tongcheng Travel Holdings Ltd.(a)	4,032,000	8,778,940
Topchoice Medical Corp., Class A(a)	190,609	3,442,373
Trip.com Group Ltd., ADR(a)(c)	219,977	7,028,265

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Unisplendour Corp. Ltd., Class A	2,120,840	$5,741,042
Vipshop Holdings Ltd., ADR(a)	511,719	5,705,667
WuXi AppTec Co. Ltd., Class A	512,089	5,758,309
WuXi AppTec Co. Ltd., Class H(b)	571,580	5,763,459
Wuxi Biologics Cayman Inc., New(a)(b)	3,305,500	21,663,357
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,544,500	4,197,847
Xinyi Solar Holdings Ltd.	4,640,000	5,444,474
XPeng Inc.(a)	626,100	2,697,273
XPeng Inc., ADR(a)	481,198	5,201,750
Yadea Group Holdings Ltd.(b)	7,816,000	14,828,453
Yonyou Network Technology Co. Ltd., Class A	1,026,700	3,338,092
Yum China Holdings Inc.	414,488	22,846,579
Yunnan Baiyao Group Co. Ltd., Class A	586,140	4,729,206
Yunnan Energy New Material Co. Ltd., Class A	172,700	3,049,384
ZTO Express Cayman Inc., ADR	168,664	4,228,406
		1,144,800,364
Colombia — 0.1%
Bancolombia SA	692,650	5,738,608

Czech Republic — 0.2%
Moneta Money Bank AS(b)	2,240,464	6,891,531

Egypt — 0.1%
Commercial International Bank Egypt SAE	2,537,904	4,140,247

Greece — 0.4%
Mytilineos SA	204,408	3,815,963
OPAP SA	917,328	12,701,750
		16,517,713
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	1,645,884	11,915,217

India — 14.9%
Adani Green Energy Ltd.(a)	391,721	10,272,096
Adani Total Gas Ltd.	258,901	11,654,679
Asian Paints Ltd.	659,591	25,746,062
AU Small Finance Bank Ltd.(b)	1,139,743	9,031,041
Axis Bank Ltd.	1,948,592	21,660,956
Bajaj Finance Ltd.	240,435	19,986,654
Bandhan Bank Ltd.(a)(b)	1,818,010	5,341,408
Bharti Airtel Ltd.	1,221,330	12,763,238
Britannia Industries Ltd.	140,849	7,544,866
Cipla Ltd.	242,106	3,388,124
Colgate-Palmolive India Ltd.	709,180	14,223,560
Dabur India Ltd.	465,133	3,360,432
Eicher Motors Ltd.	286,167	12,273,492
Havells India Ltd.	451,707	6,981,977
HCL Technologies Ltd.	1,084,110	15,048,067
Hero MotoCorp Ltd.	163,256	5,742,689
Hindalco Industries Ltd.	2,215,036	12,426,514
Hindustan Unilever Ltd.	716,076	23,657,019
Housing Development Finance Corp. Ltd.	1,079,065	35,868,095
ICICI Bank Ltd.	3,263,652	38,238,941
ICICI Prudential Life Insurance Co. Ltd.(b)	647,275	3,796,841
Info Edge India Ltd.	184,243	9,132,862
Infosys Ltd..	2,574,149	52,321,921
Kotak Mahindra Bank Ltd.	764,999	18,345,785
Mahindra & Mahindra Ltd.	533,925	8,589,193
Mahindra & Mahindra Ltd., GDR.	776,500	12,739,663
Marico Ltd.	3,335,290	20,819,360
Security	Shares	Value

India (continued)
Mphasis Ltd.	153,183	$3,839,117
Nestle India Ltd.	31,032	7,705,624
Power Grid Corp. of India Ltd.	2,761,564	7,619,464
Reliance Industries Ltd.	1,716,336	57,733,253
Reliance Industries Ltd., GDR(b)	22,275	1,482,345
Shriram Transport Finance Co. Ltd.	321,326	5,348,467
State Bank of India	1,509,359	11,218,678
Tata Consultancy Services Ltd.	886,726	37,238,481
Tata Consumer Products Ltd.	709,930	7,151,322
Tata Elxsi Ltd.	49,338	4,301,472
Tech Mahindra Ltd.	450,483	6,011,633
Titan Co. Ltd.	146,354	4,803,249
TVS Motor Co. Ltd.	364,821	4,695,539
United Spirits Ltd.(a)	507,810	5,842,803
UPL Ltd.	598,403	5,830,243
Zomato Ltd.(a)	4,885,894	3,979,380
		595,756,605
Indonesia — 1.9%
Bank Central Asia Tbk PT	43,561,000	25,878,656
Kalbe Farma Tbk PT	149,035,300	19,672,540
Merdeka Copper Gold Tbk PT(a)	17,408,800	4,634,014
Sumber Alfaria Trijaya Tbk PT	16,232,700	3,188,446
Telkom Indonesia Persero Tbk PT	59,359,900	15,313,354
Unilever Indonesia Tbk PT	21,236,000	6,490,744
		75,177,754
Kuwait — 0.6%
Kuwait Finance House KSCP	8,317,299	23,579,881

Malaysia — 2.8%
AMMB Holdings Bhd	6,988,400	6,552,361
Axiata Group Bhd	9,904,900	7,276,762
CIMB Group Holdings Bhd	9,220,400	12,024,355
DiGi.Com Bhd	3,632,000	3,266,554
Kuala Lumpur Kepong Bhd	845,000	3,977,550
Malayan Banking Bhd	8,999,600	17,492,497
Maxis Bhd(c)	10,333,000	8,955,123
Nestle Malaysia Bhd	578,300	18,060,904
Petronas Dagangan Bhd	2,186,000	11,688,157
Press Metal Aluminium Holdings Bhd	3,660,900	4,022,353
Public Bank Bhd	9,584,900	9,720,707
Sime Darby Bhd	17,219,200	8,353,188
		111,390,511
Mexico — 2.1%
Arca Continental SAB de CV	1,724,600	14,392,821
Banco del Bajio SA(b)	1,107,600	3,696,975
Cemex SAB de CV, NVS(a)	13,041,500	5,982,030
Fomento Economico Mexicano SAB de CV	2,151,600	17,144,552
Grupo Aeroportuario del Sureste SAB de CV, Class B	214,290	5,301,495
Grupo Bimbo SAB de CV, Series A	948,900	4,029,899
Grupo Financiero Banorte SAB de CV, Class O	2,410,500	19,277,503
Wal-Mart de Mexico SAB de CV	3,715,700	14,774,982
		84,600,257
Netherlands — 0.4%
NEPI Rockcastle NV	2,566,869	15,182,558

Peru — 0.3%
Credicorp Ltd.	68,141	10,463,051

Philippines — 0.1%
Globe Telecom Inc.	101,124	4,127,396

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
GT Capital Holdings Inc.	9,520	$74,193
		4,201,589
Poland — 0.4%
KGHM Polska Miedz SA	250,976	6,643,743
Polski Koncern Naftowy ORLEN SA	591,239	8,702,563
		15,346,306
Qatar — 0.9%
Qatar Fuel QSC	474,481	2,343,375
Qatar Gas Transport Co. Ltd.	5,832,663	6,298,892
Qatar National Bank QPSC	4,878,602	26,129,005
		34,771,272
Russia — 0.0%
Gazprom PJSC(d)	7,224,690	1,184
LUKOIL PJSC(d)	725,046	119
Novatek PJSC(d)	1,686,230	276
Novolipetsk Steel PJSC(d)	5,130,970	841
PhosAgro PJSC(d)	249,741	41
PhosAgro PJSC, New(d)	4,826	48
Polymetal International PLC(a)(d)	1,747,485	286
Polyus PJSC(a)(d)	43,646	7
Rosneft Oil Co. PJSC(d)	759,129	125
Sberbank of Russia PJSC(a)(d)	10,004,860	1,640
TCS Group Holding PLC, GDR(a)(d)(e)	124,025	20
Yandex NV(a)(d)	87,150	14
		4,601
Saudi Arabia — 3.5%
ACWA Power Co.	93,249	3,506,664
Al Rajhi Bank(a)	1,457,356	31,380,518
Bank AlBilad(a)	647,176	8,967,926
Banque Saudi Fransi	317,427	3,639,012
Dr Sulaiman Al Habib Medical Services Group Co.	204,359	12,664,013
Etihad Etisalat Co.	916,796	8,942,418
Mobile Telecommunications Co.(a)	1,161,876	3,455,416
SABIC Agri-Nutrients Co.	135,815	5,258,175
Sahara International Petrochemical Co.	1,146,373	11,104,577
Saudi Arabian Mining Co.(a)	1,029,249	18,986,058
Saudi Arabian Oil Co.(b)	508,052	4,544,847
Saudi Basic Industries Corp.	808,282	18,000,394
Saudi Investment Bank (The)	740,807	3,720,319
Savola Group (The)	601,687	4,604,749
		138,775,086
South Africa — 4.1%
Absa Group Ltd.	645,972	7,745,992
Anglo American Platinum Ltd.	61,734	6,239,740
Bidvest Group Ltd. (The)	690,197	9,276,985
Clicks Group Ltd.	380,995	6,504,540
FirstRand Ltd.	1,609,524	6,255,372
Gold Fields Ltd.	1,262,043	14,013,626
Impala Platinum Holdings Ltd.	717,495	8,720,134
Kumba Iron Ore Ltd.	332,240	9,386,173
MTN Group Ltd.	975,105	7,990,646
MultiChoice Group.	660,831	4,547,853
Naspers Ltd., Class N	152,342	23,348,561
Nedbank Group Ltd.	336,042	4,443,047
Old Mutual Ltd.	17,277,363	11,098,521
Sanlam Ltd.	1,577,679	5,180,378
SPAR Group Ltd. (The)	457,353	3,525,268
Standard Bank Group Ltd.	594,435	6,255,823
Vodacom Group Ltd.	3,426,736	24,941,515
Security	Shares	Value

South Africa (continued)
Woolworths Holdings Ltd.	1,540,654	$5,866,719
		165,340,893
South Korea — 11.5%
AMOREPACIFIC Group.	72,999	1,774,437
CJ CheilJedang Corp.	20,810	6,276,717
Coway Co. Ltd.	227,159	10,001,079
Hana Financial Group Inc.	260,766	8,918,730
Hanwha Solutions Corp.(a)	100,868	3,923,515
HD Hyundai Co. Ltd.	98,236	4,857,274
Kakao Corp.	262,662	11,524,665
KB Financial Group Inc.	568,011	22,554,428
LG Chem Ltd.	32,137	18,344,814
LG Corp.	1	64
LG Display Co. Ltd.	591,897	6,605,551
LG Electronics Inc.	68,401	5,161,512
LG Energy Solution(a)	5,851	2,604,191
LG H&H Co. Ltd.	7,802	3,937,195
NAVER Corp.	188,071	27,338,676
NCSoft Corp.	19,039	6,896,997
POSCO Chemical Co. Ltd.	22,485	3,725,194
POSCO Holdings Inc.	85,135	19,487,411
Samsung C&T Corp.	144,235	13,530,363
Samsung Electro-Mechanics Co. Ltd.	37,940	4,153,208
Samsung Electronics Co. Ltd.	3,055,532	146,815,110
Samsung Fire & Marine Insurance Co. Ltd.	51,230	8,041,110
Samsung Life Insurance Co. Ltd.	92,201	5,175,987
Samsung SDI Co. Ltd.	43,228	24,403,415
Samsung Securities Co. Ltd.	160,229	4,336,152
Shinhan Financial Group Co. Ltd.	732,813	21,244,335
SK Hynix Inc.	400,232	26,415,306
SK Inc.	106,892	18,041,767
SK Innovation Co. Ltd.(a)	82,376	11,397,572
Woori Financial Group Inc.	1,382,756	13,813,644
		461,300,419
Taiwan — 15.1%
Acer Inc.	35,432,000	28,436,219
ASE Technology Holding Co. Ltd.	1,317,000	4,212,093
Asustek Computer Inc.	807,000	7,014,524
AUO Corp.	7,016,200	3,701,393
Cathay Financial Holding Co. Ltd.	14,943,110	21,264,911
Chailease Holding Co. Ltd.	698,129	4,607,918
China Steel Corp.	8,961,000	8,506,536
Chunghwa Telecom Co. Ltd.	1,095,000	4,030,597
CTBC Financial Holding Co. Ltd.	21,981,000	16,512,086
Delta Electronics Inc.	2,505,000	24,771,220
E Ink Holdings Inc.	692,000	4,149,318
E.Sun Financial Holding Co. Ltd.	25,373,254	20,499,265
Eva Airways Corp.	4,486,000	4,138,050
Evergreen Marine Corp. Taiwan Ltd.	974,600	5,232,383
Far EasTone Telecommunications Co. Ltd.	7,707,000	17,017,654
First Financial Holding Co. Ltd.	28,420,722	24,259,328
Fubon Financial Holding Co. Ltd.	9,946,559	19,756,040
Hon Hai Precision Industry Co. Ltd.	92,000	301,234
Hotai Motor Co. Ltd.	315,000	6,683,540
MediaTek Inc.	944,000	22,810,627
Mega Financial Holding Co. Ltd.	16,055,625	16,721,278
Shanghai Commercial & Savings Bank Ltd. (The)	5,400,000	8,923,115
SinoPac Financial Holdings Co. Ltd.	35,085,000	20,661,274
Taishin Financial Holding Co. Ltd.	22,133,507	10,947,833
Taiwan Semiconductor Manufacturing Co. Ltd.	16,990,000	272,856,833

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Unimicron Technology Corp.	761,000	$3,917,586
United Microelectronics Corp.	10,386,000	15,644,785
Voltronic Power Technology Corp.	85,000	4,824,118
		602,401,758
Thailand — 3.0%
Advanced Info Service PCL, NVDR	2,892,300	15,545,589
Asset World Corp. PCL, NVDR	47,860,000	8,619,942
Bangkok Dusit Medical Services PCL, NVDR	15,945,000	13,736,099
BTS Group Holdings PCL, NVDR.	52,594,700	12,582,408
Bumrungrad Hospital PCL, NVDR	599,500	3,858,968
Delta Electronics Thailand PCL, NVDR	324,700	6,247,206
Intouch Holdings PCL, NVDR	4,476,900	9,413,943
Krungthai Card PCL, NVDR	2,443,400	4,097,113
PTT Exploration & Production PCL, NVDR	3,938,300	20,999,070
PTT Public Company Ltd., NVDR.	14,551,700	13,769,708
SCB X PCL, NVS(c)	1,342,400	4,030,528
Siam Cement PCL (The), NVDR(c)	737,800	7,054,765
		119,955,339
Turkey — 0.6%
Akbank TAS	4,236,074	3,934,244
Aselsan Elektronik Sanayi Ve Ticaret AS	1,838,534	4,811,124
Turkiye Petrol Rafinerileri AS(a)	173,671	4,487,324
Yapi ve Kredi Bankasi AS	15,443,967	9,984,966
		23,217,658
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	7,286,487	19,442,440
Emirates Telecommunications Group Co. PJSC	2,784,779	19,581,504
First Abu Dhabi Bank PJSC	5,757,057	27,609,445
		66,633,389
Total Common Stocks — 96.9%
(Cost: $3,975,963,872)		3,868,128,443

Preferred Stocks

Brazil — 1.8%
Banco Bradesco SA, Preference Shares, NVS	5,578,319	16,747,803
Cia. Energetica de Minas Gerais, Preference Shares, NVS	7,319,359	16,192,055
Gerdau SA, Preference Shares, NVS	1,295,713	7,882,617
Itau Unibanco Holding SA, Preference Shares, NVS	2,698,812	13,521,753
Petroleo Brasileiro SA, Preference Shares, NVS	3,505,096	18,007,238
		72,351,466
Security	Shares	Value

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	99,286	$9,901,309

Colombia — 0.2%
Bancolombia SA, Preference Shares, NVS	1,126,143	7,461,747

South Korea — 0.7%
Samsung Electronics Co. Ltd., Preference Shares, NVS	624,589	26,858,360

Total Preferred Stocks — 2.9%
(Cost: $112,873,590)		116,572,882

Total Long-Term Investments — 99.8%
(Cost: $4,088,837,462)		3,984,701,325

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(f)(g)(h)	28,927,540	28,930,433
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)	5,970,000	5,970,000

Total Short-Term Securities — 0.9%
(Cost: $34,888,338)		34,900,433

Total Investments — 100.7%
(Cost: $4,123,725,800)		4,019,601,758

Liabilities in Excess of Other Assets — (0.7)%		(28,976,667)

Net Assets — 100.0%		$3,990,625,091

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,472,414	$5,461,510	(a)	$—	$(3,363)	$(128)	$28,930,433	28,927,540	$164,664	(b)		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,610,000	360,000	(a)	—	—	—	5,970,000	5,970,000	30,672			—
					$(3,363)	$(128)	$34,900,433		$195,336		$

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	94	12/16/22	$4,618	$214,719

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EM ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$434,966,710	$3,433,157,132	$4,601	$3,868,128,443
Preferred Stocks	79,813,213	36,759,669	—	116,572,882
Money Market Funds	34,900,433	—	—	34,900,433
	$549,680,356	$3,469,916,801	$4,601	$4,019,601,758
Derivative financial instruments(a)
Assets
Futures Contracts	$214,719	$—	$—	$214,719

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company